Investment Objectives and Goals	Apr. 30, 2026
Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Corporate Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.
Global Growth Fund - Class 1 Shares | Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
SMALLCAP World Fund - Class 1 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Growth Fund - Class 1 Shares | Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital.
EUPAC Fund - Class 1 Shares | EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
New World Fund - Class 1 Shares | New World Fund
Prospectus [Line Items]
Risk/Return [Heading]	New World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is long-term capital appreciation.
Capital World Growth and Income Fund - Class 1 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Growth-Income Fund - Class 1 Shares | Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
International Growth and Income Fund - Class 1 Shares | International Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Washington Mutual Investors Fund - Class 1 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital Income Builder - Class 1 Shares | Capital Income Builder
Prospectus [Line Items]
Risk/Return [Heading]	Capital Income Builder
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

Objective, Secondary [Text Block]	The fund’s secondary objective is to provide growth of capital.
Asset Allocation Fund - Class 1 Shares | Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund - Class 1 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Balanced Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
American Funds Mortgage Fund - Class 1 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Mortgage Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and preservation of capital.
American High-Income Trust - Class 1 Shares | American High-Income Trust
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.
Capital World Bond Fund - Class 1 Shares | Capital World Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The Bond Fund of America - Class 1 Shares | The Bond Fund of America
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
U.S. Government Securities Fund - Class 1 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Ultra-Short Bond Fund - Class 1 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ultra-Short Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Global Growth Fund - Class 1A Shares | Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
SMALLCAP World Fund - Class 1A Shares | SMALLCAP World Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Growth Fund - Class 1A Shares | Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital.
EUPAC Fund - Class 1A Shares | EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
New World Fund - Class 1A Shares | New World Fund
Prospectus [Line Items]
Risk/Return [Heading]	New World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is long-term capital appreciation.
Capital World Growth and Income Fund - Class 1A Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Growth-Income Fund - Class 1A Shares | Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
International Growth and Income Fund - Class 1A Shares | International Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Washington Mutual Investors Fund - Class 1A Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital Income Builder - Class 1A Shares | Capital Income Builder
Prospectus [Line Items]
Risk/Return [Heading]	Capital Income Builder
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

Objective, Secondary [Text Block]	The fund’s secondary objective is to provide growth of capital.
Asset Allocation Fund - Class 1A Shares | Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund - Class 1A Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Balanced Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
American Funds Mortgage Fund - Class 1A Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Mortgage Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and preservation of capital.
American High-Income Trust - Class 1A Shares | American High-Income Trust
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.
Capital World Bond Fund - Class 1A Shares | Capital World Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The Bond Fund of America - Class 1A Shares | The Bond Fund of America
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
U.S. Government Securities Fund - Class 1A Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Ultra-Short Bond Fund - Class 1A Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ultra-Short Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Global Growth Fund - Class 2 Shares | Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
SMALLCAP World Fund - Class 2 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Growth Fund - Class 2 Shares | Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital.
EUPAC Fund - Class 2 Shares | EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
New World Fund - Class 2 Shares | New World Fund
Prospectus [Line Items]
Risk/Return [Heading]	New World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is long-term capital appreciation.
Capital World Growth and Income Fund - Class 2 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Growth-Income Fund - Class 2 Shares | Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
International Growth and Income Fund - Class 2 Shares | International Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Washington Mutual Investors Fund - Class 2 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital Income Builder - Class 2 Shares | Capital Income Builder
Prospectus [Line Items]
Risk/Return [Heading]	Capital Income Builder
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

Objective, Secondary [Text Block]	The fund’s secondary objective is to provide growth of capital.
Asset Allocation Fund - Class 2 Shares | Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund - Class 2 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Balanced Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
American Funds Mortgage Fund - Class 2 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Mortgage Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and preservation of capital.
American High-Income Trust - Class 2 Shares | American High-Income Trust
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.
Capital World Bond Fund - Class 2 Shares | Capital World Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The Bond Fund of America - Class 2 Shares | The Bond Fund of America
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
U.S. Government Securities Fund - Class 2 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Ultra-Short Bond Fund - Class 2 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ultra-Short Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Growth Fund - Class 3 Shares | Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital.
EUPAC Fund - Class 3 Shares | EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
Growth-Income Fund - Class 3 Shares | Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Asset Allocation Fund - Class 3 Shares | Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American High-Income Trust - Class 3 Shares | American High-Income Trust
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.
U.S. Government Securities Fund - Class 3 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Ultra-Short Bond Fund - Class 3 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ultra-Short Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Global Growth Fund - Class 4 Shares | Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
SMALLCAP World Fund - Class 4 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Growth Fund - Class 4 Shares | Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital.
EUPAC Fund - Class 4 Shares | EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.
New World Fund - Class 4 Shares | New World Fund
Prospectus [Line Items]
Risk/Return [Heading]	New World Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is long-term capital appreciation.
Capital World Growth and Income Fund - Class 4 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Growth-Income Fund - Class 4 Shares | Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
International Growth and Income Fund - Class 4 Shares | International Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Washington Mutual Investors Fund - Class 4 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital Income Builder - Class 4 Shares | Capital Income Builder
Prospectus [Line Items]
Risk/Return [Heading]	Capital Income Builder
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

Objective, Secondary [Text Block]	The fund’s secondary objective is to provide growth of capital.
Asset Allocation Fund - Class 4 Shares | Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund - Class 4 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Balanced Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
American Funds Mortgage Fund - Class 4 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Mortgage Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and preservation of capital.
American High-Income Trust - Class 4 Shares | American High-Income Trust
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.
Capital World Bond Fund - Class 4 Shares | Capital World Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital World Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The Bond Fund of America - Class 4 Shares | The Bond Fund of America
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
U.S. Government Securities Fund - Class 4 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Ultra-Short Bond Fund - Class 4 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ultra-Short Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Managed Risk Growth Fund - Class P1 Shares | Managed Risk Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk EUPAC Fund - Class P1 Shares | Managed Risk EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | Managed Risk Washington Mutual Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund - Class P1 Shares | Managed Risk Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund - Class P1 Shares | Managed Risk Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Managed Risk Growth Fund - Class P2 Shares | Managed Risk Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk EUPAC Fund - Class P2 Shares | Managed Risk EUPAC Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | Managed Risk Washington Mutual Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund - Class P2 Shares | Managed Risk Growth-Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Growth-Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund - Class P2 Shares | Managed Risk Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Managed Risk Asset Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Growth Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital while providing current income.
Portfolio Series - American Funds Managed Risk Growth Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Growth Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Global Allocation Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | Portfolio Series - American Funds Global Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Growth Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
American Funds Growth and Income Portfolio - Class 4 Shares | Portfolio Series - American Funds Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Managed Risk Growth Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Growth Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Growth and Income Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Global Allocation Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2070 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2070 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2065 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2065 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2060 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2060 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2055 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2055 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2050 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2050 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2045 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2045 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2040 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2040 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2035 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2035 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2030 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2030 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2025 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2020 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2015 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2010 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2070 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2070 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2070 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2065 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2065 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2065 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2060 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2060 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2060 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2055 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2055 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2055 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2050 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2050 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2050 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2045 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2045 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2045 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2040 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2040 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2040 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2035 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2035 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2035 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2030 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2030 Target Date Retirement Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2030 Target Date Retirement Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2025 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2025 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2020 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2020 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2015 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds IS 2010 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds IS 2010 Target Date Retirement Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.